UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

Annual Report

December 31, 2006

COUNTRY VP Growth Fund

COUNTRY VP Balanced Fund

COUNTRY VP Short-Term Bond Fund

COUNTRYVP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

January 2007

Dear Shareholders:

2006 was a very active year for the major equity markets and for some market participants, notably private equity. However, we think there is a big difference between activity and progress. Admittedly, progress was made with major market averages as simple arithmetic shows. The S&P 500 Index swooned in the first six months of the year only to soar in the second half, ending 2006 with a 15.8% advance. Some would call that progress and rightly so. As for the contributions of the various market participants, by far the greatest activity came from private equity players, although, in our view it remains to be seen whether there was much progress made with 2006’s deal making.

Recall that the nature of traditional private equity investors, apart from funding young, emerging businesses, is often one of buying troubled companies. When private, these companies have the opportunity to make changes in management, business strategy, or through restructuring, which realize value in the future (often exclusively for the private equity sponsors) through a sale of the business to another party or a public offering. In 2006, the activity of private equity was something to behold, as industries not typically thought of as attracting private equity, such as energy and technology, saw plenty of interest. As well, the size of deals announced and the willingness to do multiple-handed deals was surprising, and also speaks to private equity’s resources and ambition.

After watching 2006’s buyout activity, the question naturally occurs, "how long will this continue?" The answer to that question is that no one knows. What we can conclude from observation is that the actions of private equity funds are having a profound effect on the behavior of public companies, particularly those thought to be susceptible to buyouts. In our view, some companies have made preemptive moves to thwart their potential to be acquired. The addition of debt to balance sheets is often the first step; the argument being that companies generally are not leveraged enough, and if management does not add more debt, private equity sponsors will buy the company and lever it themselves. The greater use of leverage, spin-offs, restructuring, or even the simple announcement that management is reviewing value-enhancing alternatives seems to be the result of aggressive private equity participation in the markets today.

Overall, the fixed income markets remained fairly complacent as the Merrill Lynch U.S. Domestic Master Bond Index gained 4.32% for the year. However, corporate bond investors are definitely paying attention to the leveraged buyout activity outlined above. The announcement of a leveraged buyout can cause a solid, investment grade company to enter "junk" status overnight. Although this activity has not resulted in too much widening of spreads across the overall market, corporate bond investors will continue to look to mitigate this issuer specific event risk in 2007.

For well-managed, well-capitalized companies, many of which we own in the Growth Fund, this is a time to respond to the prodding of private equity. Some companies have issued stock, spun-off businesses, taken subsidiaries public, or sold divisions when provided with buoyant public market valuations. Transactions such as these by leading companies benefit shareholders, as cheap financing, either debt or equity is obtained, proceeds from the sale of a business are realized, or as asset values improve under a different ownership structure. Some companies have taken advantage of the lower interest rate environment to refinance debt obligations or borrow additional money, even if the need is not immediate. The point is that while some companies feel they must act out of necessity, with the benefits to shareholders of that activity arguably questionable, others can act when given the opportunity. We think we own companies which fall into the latter category.

While valuations in some sectors have increased, even well-capitalized, dominant companies are still susceptible to temporary price declines as they occasionally fall out of favor. Given our bias for finding value, these price declines, many of which we regard as temporary, provide us with opportunities to add to existing positions at attractive values, another aspect of our version of progress.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance data current to the most recent month end may be obtained by calling 800-422-8261.

COUNTRY VP GROWTH FUND
Inception Date 11/17/2003

The annualized returns for the Fund for the period ended December 31, 2006 are as follows:

1 Year	Since Inception
10.83%	9.67%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 15.80%. The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.’s Large-Cap Core (Variable Underlying Funds)group) returned 13.31% during this same time period.

In addition to investing with an objective to achieve capital growth we also keep close watch on the risks we take in the portfolio. However, our concern for the macroeconomic "red flags" that we see does not seem to be shared by other market participants. In spite of interest rate increases, volatile energy prices, housing market disruptions, and uncertain foreign relations, stocks moved higher in 2006 and show no signs of changing course. An old stock trader’s adage says "Don’t fight the tape". While little has changed to alter our cautious outlook, and we continue to closely monitor the overall economic environment, we have shifted from the highly defensive posture to take a more constructive stance in the portfolio. We have re-focused our efforts on finding attractive investment opportunities and re-dedicated ourselves to the process that has served us well over the years.

COUNTRY VP BALANCED FUND
Inception Date 11/17/03

The annualized returns for the Fund for the period ended December 31, 2006, are as follows:

1 Year	Since Inception
9.21%	7.63%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, the return would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

The COUNTRY VP Balanced Fund returned 9.21% during 2006. Stocks led the advance after a powerful second half rally. A combination of easing energy prices and a more accommodative policy by the Federal Reserve delighted investors as they pushed the S&P 500 Index higher by 15.80%. Another factor that led to the increase was the insatiable demand for new investments by private equity. Even some of the largest companies were considered buyout candidates which led prices higher across the board. Many U.S. stock indexes rose to multi-year highs, but the best gains were posted in the international markets, with the MSCI EAFE Index rising by 26.98%.

Bonds also finished the year in positive territory, but the returns were much more subdued. The Merrill Lynch Domestic Master Bond Index ended 2006 with a gain of 4.32%. Yields rose slightly during the year based on pressure from the Fed’s interest rate policy.

The asset allocation as of December 31, was 62.93% stocks, 30.79% bonds, and 6.28% cash equivalents.

COUNTRY VP SHORT-TERM BOND FUND
Inception Date 11/17/2003

The annualized returns for the Fund for the period ended December 31, 2006 are as follows:

1 Year	Since Inception
4.10%	2.42%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

With the outlook for the economy slowing slightly in the second half of the year, the Fed remained on hold during that period and ended the year with a Fed Funds target rate of 5.25%. Over this time period the front end of the curve has become slightly more inverted as the market is not convinced the Fed is done raising rates. This move has made the two-year part of the curve attractive. Purchases will focus on this part of the curve in high quality offerings.

The COUNTRY VP Short-term Bond Fund finished the last twelve months ended December 31st with a total return of 4.10% versus 4.29% for the Lipper Short-term Investment Grade Bond average and 4.26% for the Merrill Lynch 1-3 year Master Domestic Bond index. Fund performance was helped by our exposure to mortgage-backed and asset-backed securities. However, this was offset by our lack of exposure to the high yield universe.

COUNTRY VP BOND FUND
Inception Date 11/17/2003

The annualized returns for the Fund for the period ended December 31, 2006, are as follows:

1-Year	Since Inception
3.34%	2.87%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Investment grade bonds had modest returns in 2006 as bond yields ended the year little changed from levels of a year ago. These returns trailed returns in high-yield (junk) bonds by a wide margin as surplus liquidity from a surge in global savings poured into riskier assets. In the world of low inflation and low yields, bonds have become a relatively boring asset class. Bond yields will most likely continue to trade in a range that is low by historical standards. For example, the 10-year Treasury yield is likely to move in a narrow range between 4-1/4% and 5-1/4%.

The Federal Reserve boosted short rates during the year to 5-1/4% before stopping as a housing downturn commenced. As the economy slows, the Federal Reserve will most likely begin to cut rates in the second half of 2007. However, it will be hard to make large capital gains in the bond market given the current relatively low level of yields.

The COUNTRY VP Bond Fund finished the twelve months ended December 31 with a total return of 3.34% versus 4.14% for the Lipper Intermediate Investment - Grade Debt Funds average (Variable Funds) and 4.32% for the Merrill Lynch U.S. Domestic Master Bond Index.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance. Investors cannot invest directly in a market index or average.

The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities. Investors cannot invest directly in a market index or average.

The MSCI EAFE Index is a capitalization weighted index that monitors the performance of stocks from Europe, Australia, and the Far East.

The Lipper (VIP) Large-Cap Value Average is calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Lipper Short-term Investment Grade Bond consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

The Merrill Lynch U.S. Domestic Master Bond Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The Index is a capitalization weighted aggregations of outstanding U.S. treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

The Merrill Lynch 1-3 year Master Domestic Bond Index is a basket of Publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of less than three years.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

For use only when accompanied or preceded by a prospectus. The distributor of the COUNTRY VP Funds is COUNTRY Capital Management Company.

Expense Example December 31, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 7/1/06 - 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/06	Value 12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,085.60	$4.73
Hypothetical(2)	$1,000.00	$1,020.67	$4.58

(1)	Ending account values and expenses paid during period based on a 8.56% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY VP Balanced Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/06	Value 12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,074.60	$4.71
Hypothetical(2)	$1,000.00	$1,020.67	$4.58

(1)	Ending account values and expenses paid during period based on a 7.46% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Example December 31, 2006 (continued)

COUNTRY VP Short-Term Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/06	Value 12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,028.80	$3.58
Hypothetical(2)	$1,000.00	$1,021.68	$3.57

(1)	Ending account values and expenses paid during period based on a 2.88% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/06	Value 12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,041.40	$3.60
Hypothetical(2)	$1,000.00	$1,021.68	$3.57

(1)	Ending account values and expenses paid during period based on a 4.14% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Illustration of $10,000 Investment December 31, 2006

VP GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE AVERAGE

Past performance is not indicative of future results.

(1)  The above graph represents the growth of $10,000 of the VP Growth Fund.

Average Annual Returns*
1 Year	10.83%
Since Inception (11/17/03)	9.67%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is unmanaged. Performance for the VP Growth Fund would have been lower if returns had taken insurance charges into account.

Illustration of $10,000 Investment December 31, 2006

VP BALANCED FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS AVERAGE

Past performance is not indicative of future results.

(1) The above graph represents the growth of $10,000 of the VP Balanced Fund.

Average Annual Returns*
1 Year	9.21%
Since Inception (11/17/03)	7.63%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is unmanaged. Performance for the VP Balanced Fund would have been lower if returns had taken insurance charges into account.

Illustration of $10,000 Investment December 31, 2006

VP SHORT-TERM BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER 1-3 YEAR BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX AND LIPPER SHORT INVESTMENT GRADE FUND AVERAGE

Past performance is not indicative of future results.

(1) The above graph represents the growth of $10,000 of the VP Short Term Bond Fund.

Average Annual Returns*
1 Year	4.10%
Since Inception (11/17/03)	2.42%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is unmanaged. Performance for the VP Short-Term Fund would have been lower if returns had taken insurance charges into account.

Illustration of $10,000 Investment December 31, 2006

VP BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND
LIPPER INTERMEDIATE INVESTMENT GRADE FUND AVERAGE

Past performance is not indicative of future results.

(1) The above graph represents the growth of $10,000 of the VP Bond Fund.

Average Annual Returns*
1 Year	3.34%
Since Inception (11/17/03)	2.87%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is unmanaged. Performance for the VP Bond Fund would have been lower if returns had taken insurance charges into account.

Allocation of Portfolio Assets December 31, 2006

COUNTRY VP Growth Fund*	COUNTRY VP Balanced Fund*

COUNTRY VP Short-Term Bond Fund*	COUNTRY VP Bond Fund*

*	Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY VP Growth Fund
     Average Annual Returns December 31, 2006

		Since Inception
	1 Year	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	10.83%	9.67%
S&P 500 Index(2)	15.80%	12.35%
Lipper Large Cap Core Average(3)	13.31%	11.31%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)
The Lipper Large Cap Core Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) December 31, 2006

	Value	Percent of Fund
General Electric Company	$$360,937	2.69%
Citigroup Inc.	323,060	2.41%
Exxon Mobil Corporation	298,857	2.23%
Getty Images, Inc.	269,766	2.01%
American International Group, Inc.	265,142	1.98%
Wal-Mart Stores, Inc.	253,990	1.89%
Medtronic, Inc.	251,497	1.88%
ConocoPhillips	244,630	1.82%
Microsoft Corporation	243,359	1.81%
3M Co.	241,583	1.80%
	$2,752,821	20.52%

COUNTRY VP Balanced Fund
     Average Annual Returns December 31, 2006

		Since Inception
	1 Year	11/17/03
COUNTRY VP Balanced Fund (11/17/03) (1)	9.21%	7.63%
S&P 500 Index(2)	15.80%	12.35%
Lipper Mixed-Asset Target Allocation Growth Funds Average(3)	11.10%	9.20%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)
The Lipper Mixed-Asset Target Allocation Growth Funds Average has funds that maintain a mix of between 60% - 80% equity securities, with the remainder invested in bonds in bonds, cash, and cash equivalents.

Ten Largest Holdings (excludes short-term investments) December 31, 2006

	Value	Percent of Fund
General Electric Company	$226,981	1.93%
Wal-Mart Stores, Inc.	198,574	1.68%
United States Treasury Note, 4.500%, 02/15/2016	196,812	1.67%
Exxon Mobil Corporation	191,575	1.63%
Citigroup Inc.	189,380	1.61%
Wells Fargo & Company	188,468	1.60%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	180,208	1.53%
Microsoft Corporation	179,160	1.52%
ConocoPhillips	172,680	1.47%
CVS Corporation	170,005	1.44%
	$1,893,843	16.08%

COUNTRY VP Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY VP Short-Term Bond Fund
     Average Annual Returns December 31, 2006

		Since Inception
	1 Year	11/17/03
COUNTRY VP Short-Term Bond Fund (11/17/03) (1)	4.10%	2.42%
Merrill Lynch U.S. Domestic Master, 1-3 Year Bond Index(2)	4.26%	2.59%
Lipper Short Investment-Grade Debt Fund Average(3)	4.29%	2.59%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Merrill Lynch U.S. Domestic Master 1- 3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
(3)	The Lipper Short Investment-Grade Debt Fund Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

Ten Largest Holdings (excludes short-term investments) December 31, 2006

	Value	Percent of Fund
United States Treasury Note, 4.875%, 04/30/2011	$1,006,484	6.68%
United States Treasury Note, 4.125%, 08/15/2008	593,485	3.93%
Bank One Insurance Trust, 5.350%, 10/15/2009	500,000	3.32%
Daimler Chrysler Auto Trust, 4.980%, 11/08/2011	498,764	3.31%
United States Treasury Note, 3.375%, 02/28/2007	498,711	3.31%
Federal Home Loan Bank, 4.625%, 02/01/2008	496,975	3.29%
Capital One Multi-Asset Execution Trust, 4.400%, 08/15/2011	494,092	3.28%
Federal National Mortgage Association, 3.875%, 02/01/2008	493,087	3.27%
Nationwide Life Global Fund, 2.750%, 05/15/2007	297,168	1.97%
General Electric Capital Corporation, 3.500%, 08/15/2007	296,963	1.97%
	$5,175,729	34.33%

COUNTRY VP Bond Fund
     Average Annual Returns December 31, 2006

		Since Inception
	1 Year	11/17/03
COUNTRY VP Bond Fund (11/17/03) (1)	3.34%	2.87%
Merrill Lynch U.S. Domestic Master Bond Index(2)	4.32%	3.73%
Lipper Intermediate Investment-Grade Debt Fund Average(3)	4.14%	3.58%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment-Grade Debt Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) December 31, 2006

	Value	Percent of Fund
United States Treasury Note, 3.375%, 11/15/2008	$974,375	6.20%
Federal Home Loan Bank, 4.000%, 07/02/2015	478,489	3.05%
United States Treasury Inflation Index Note, 3.000%, 07/15/2012	462,252	2.94%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	450,520	2.87%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	438,300	2.79%
United States Treasury Bond, 5.375%, 02/15/2031	374,910	2.39%
Government National Mortgage Association, 5.000%, 07/15/2033	370,840	2.36%
Federal Home Loan Bank, 4.000%, 06/26/2018	357,339	2.27%
JP Morgan Chase Commercial Mortgage Finance Corp., 5.050%, 12/12/2034	296,520	1.89%
United States Treasury Note, 4.250%, 11/15/2013	292,078	1.86%
	$4,495,623	28.62%

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 88.64%
Consumer Discretionary — 7.82%
Dollar General Corporation	9,200	$147,752
Gentex Corporation	14,550	226,398
Getty Images, Inc. (a)	6,300	269,766
The Home Depot, Inc.	5,250	210,840
Target Corporation	3,400	193,970
		1,048,726
Consumer Staples — 13.12%
Altria Group, Inc.	2,550	218,841
Archer-Daniels-Midland Company	3,800	121,448
The Coca-Cola Company	2,700	130,275
CVS Corporation	7,500	231,825
Kimberly-Clark Corporation	3,000	203,850
McCormick & Company	3,500	134,960
The Procter & Gamble Company	3,700	237,799
Sysco Corporation	6,200	227,912
Wal-Mart Stores, Inc.	5,500	253,990
		1,760,900
Energy — 11.62%
Apache Corporation	3,000	199,530
Chesapeake Energy Corp.	3,600	104,580
ChevronTexaco Corp.	1,700	125,001
ConocoPhillips	3,400	244,630
Diamond Offshore Drilling, Inc.	1,700	135,898
Exxon Mobil Corporation	3,900	298,857
Halliburton Company	6,800	211,140
Schlumberger Limited (b)	3,800	240,008
		1,559,644
Financials — 13.30%
ACE Limited (b)	3,200	193,824
American Express Company	2,600	157,742
American International Group, Inc.	3,700	265,142
Bank of America Corporation	2,053	109,610
The Bank of New York Company, Inc.	3,300	129,921
Citigroup Inc.	5,800	323,060
JPMorgan Chase & Co.	4,500	217,350
SLM Corp.	3,300	160,941
Wells Fargo & Company	6,400	227,584
		1,785,174
Health Care — 10.62%
Abbott Laboratories	3,650	177,791
Amgen Inc. (a)	1,700	116,127
Baxter International Inc.	3,000	139,170
Forest Laboratories, Inc. (a)	2,800	141,680
Johnson & Johnson	3,300	217,866
Medco Health Solutions, Inc. (a)	3,300	176,352
Medtronic, Inc.	4,700	251,497
Pfizer Inc.	7,900	204,610
		1,425,093
Industrials — 10.18%
3M Co.	3,100	241,583
Caterpillar Inc.	2,350	144,126
Emerson Electric Co.	3,200	141,088
FedEx Corp.	1,400	152,068
General Electric Company	9,700	360,937
Illinois Tool Works, Inc.	3,900	180,141
Masco Corporation	4,900	146,363
		1,366,306
Information Technology — 14.02%
Avid Technology, Inc. (a)	2,800	104,328
Cisco Systems, Inc. (a)	6,500	177,645
EMC Corporation (a)	11,800	155,760
Intel Corporation	7,500	151,875
International Business Machines Corporation	1,300	126,295
Iron Mountain, Inc. (a)	2,700	111,618
Microsoft Corporation	8,150	243,359
Nokia Corp. — ADR	10,350	210,312
Oracle Corp. (a)	8,500	145,690
QUALCOMM Inc.	3,950	149,270
Symantec Corporation (a)	5,300	110,505
Western Union Company	8,700	195,054
		1,881,711
Materials — 2.67%
Alcoa Inc.	5,300	159,053
Newmont Mining Corporation	4,400	198,660
		357,713
Telecommunication Services — 2.25%
ALLTEL Corporation	2,400	145,152
Verizon Communications Inc.	4,200	156,408
		301,560
Utilities — 3.04%
Dominion Resources Inc.	1,950	163,488
FPL Group, Inc.	2,500	136,050
Progress Energy, Inc.	2,200	107,976
		407,514
TOTAL COMMON STOCKS
(Cost $9,733,280)		11,894,341

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 11.36%
Money Market Funds — 7.64%
Federated Prime Obligations Fund	332,722	$332,722
Janus Money Market Fund	691,397	691,397
		1,024,119

	Principal
	Amount
Commercial Paper — 3.72%
American General Finance
5.280%, 01/09/2007	$500,000	499,414
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,523,533)		1,523,533
TOTAL INVESTMENTS — 100.00%
(Cost $11,256,813)		13,417,874
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.00%		271
TOTAL NET ASSETS — 100.00%		$13,418,145

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)  Non-income producing.
(b)  Foreign security.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Balanced Fund

	Shares	Value
COMMON STOCKS — 62.68%
Consumer Discretionary — 4.10%
Dollar General Corporation	4,400	$70,664
Gentex Corporation	6,700	104,252
Getty Images, Inc. (a)	2,300	98,486
The Home Depot, Inc.	2,600	104,416
Target Corporation	1,850	105,543
		483,361
Consumer Staples — 9.36%
Altria Group, Inc.	1,300	111,566
Archer-Daniels-Midland Co.	2,100	67,116
The Coca-Cola Company	1,400	67,550
CVS Corporation	5,500	170,005
Kimberly-Clark Corporation	1,900	129,105
McCormick & Company	2,200	84,832
The Procter & Gamble Company	2,200	141,394
Sysco Corporation	3,600	132,336
Wal-Mart Stores, Inc.	4,300	198,574
		1,102,478
Energy — 7.84%
Apache Corporation	1,900	126,369
Chesapeake Energy Corp.	3,000	87,150
ConocoPhillips	2,400	172,680
Diamond Offshore Drilling, Inc.	1,000	79,940
Exxon Mobil Corporation	2,500	191,575
Halliburton Company	4,500	139,725
Schlumberger Limited (c)	2,000	126,320
		923,759
Financials — 9.78%
ACE Limited (c)	1,400	84,798
American Express Company	1,600	97,072
American International Group, Inc.	2,200	157,652
Bank of America Corporation	2,400	128,136
The Bank of New York Company, Inc.	3,000	118,110
Citigroup Inc.	3,400	189,380
JPMorgan Chase & Co.	1,980	95,634
SLM Corp.	1,900	92,663
Wells Fargo & Company	5,300	188,468
		1,151,913
Health Care — 8.30%
Abbott Laboratories	2,600	126,646
Amgen Inc. (a)	1,500	102,465
Baxter International Inc.	2,000	92,780
Forest Laboratories, Inc. (a)	1,400	70,840
Johnson & Johnson	2,100	138,642
Medco Health Solutions, Inc. (a)	2,500	133,600
Medtronic, Inc.	2,700	144,477
Pfizer Inc.	6,500	168,350
		977,800
Industrials — 6.64%
3M Co.	1,500	116,895
Caterpillar Inc.	1,700	104,261
Emerson Electric Co.	1,800	79,362
FedEx Corp.	750	81,465
General Electric Company	6,100	226,981
Illinois Tool Works, Inc.	2,200	101,618
Masco Corporation	2,400	71,688
		782,270
Information Technology — 10.51%
Avid Technology, Inc. (a)	1,700	63,342
Cisco Systems, Inc. (a)	5,500	150,315
EMC Corporation (a)	7,000	92,400
Intel Corporation	3,800	76,950
International Business Machines Corporation	1,100	106,865
Iron Mountain, Inc. (a)	1,800	74,412
Microsoft Corporation	6,000	179,160
Nokia Corp. — ADR	4,500	91,440
Oracle Corp. (a)	6,000	102,840
QUALCOMM Inc.	2,400	90,696
Symantec Corporation (a)	3,600	75,060
Western Union Company	6,000	134,520
		1,238,000
Materials — 1.62%
Alcoa Inc.	3,200	96,032
Newmont Mining Corporation	2,100	94,815
		190,847
Telecommunication Services — 1.67%
ALLTEL Corporation	1,400	84,672
Verizon Communications Inc.	3,000	111,720
		196,392
Utilities — 2.86%
Dominion Resources Inc.	1,000	83,840
Duke Energy Corporation	2,500	83,025
FPL Group, Inc.	1,600	87,072
Progress Energy, Inc.	1,700	83,436
		337,373
TOTAL COMMON STOCKS
(Cost $5,986,945)		7,384,193

	Principal Amount
ASSET BACKED SECURITIES — 2.09%
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	$100,000	99,681
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	50,000	46,827
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	100,000	99,689
TOTAL ASSET BACKED SECURITIES
(Cost $245,094)		246,197
CORPORATE BONDS — 3.69%
Consumer Staples — 0.41%
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	50,000	48,093
Financials — 3.28%
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $49,894) (b)	50,000	49,139
General Electric Capital Corporation
4.250%, 12/01/2010	100,000	96,754
3.000%, 06/27/2018 (e)	50,000	45,233
HSBC Finance Corporation
4.125%, 12/15/2008	100,000	98,014
Toyota Motor Credit Corporation
4.350%, 12/15/2010	100,000	97,336
		386,476
TOTAL CORPORATE BONDS
(Cost $447,686)		434,569

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Balanced Fund (continued)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES — 13.19%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	$43,288	$42,693
Federal Home Loan Bank
4.840%, 01/25/2012	39,281	38,582
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	38,442	38,057
6.500%, 03/01/2015	48,260	49,415
4.000%, 11/15/2018	200,000	180,208
5.000%, 11/15/2018	75,000	72,954
5.750%, 12/15/2018	43,811	43,804
5.000%, 10/01/2020	44,448	43,671
5.000%, 10/15/2031	50,000	48,493
Federal National Mortgage Association
5.000%, 02/01/2014	51,325	50,883
5.500%, 09/01/2025	43,436	43,170
5.500%, 02/01/2033	75,649	74,893
5.500%, 12/01/2035	45,852	45,329
5.290%, 11/25/2043	50,000	49,444
6.500%, 02/25/2044	38,735	39,638
6.500%, 05/25/2044	33,704	34,497
Government National Mortgage Association
4.500%, 05/20/2014	71,286	69,457
4.116%, 03/16/2019	45,313	44,322
6.000%, 02/15/2032	36,117	36,671
7.000%, 07/15/2032	38,785	40,077
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	100,000	98,840
Master Asset Securitization Trust
5.500%, 07/25/2033	37,539	36,789
Mortgage IT Trust
4.250%, 02/25/2035 (e)	37,802	37,066
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $24,661) (b)	23,505	23,918
Residential Asset Securitization Trust
4.750%, 02/25/2019	42,205	40,781
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	125,000	121,750
5.230%, 07/15/2041	75,000	75,131
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	34,673	33,219
TOTAL MORTGAGE BACKED SECURITIES
(Cost $1,581,436)		1,553,752
U.S. GOVERNMENT AGENCY ISSUES — 4.45% (d)
Federal Home Loan Bank
2.750%, 04/05/2007 (e)	50,000	49,694
4.000%, 07/02/2015 (e)	150,000	143,547
4.000%, 06/26/2018 (e)	50,000	47,645
4.250%, 07/17/2018 (e)	50,000	47,376
4.250%, 07/23/2018 (e)	75,000	71,044
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	75,000	72,884
New Valley Generation IV
4.687%, 01/15/2022	94,141	92,151
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $527,238)		524,341
U.S. TREASURY OBLIGATIONS — 7.41%
U.S. Treasury Bonds — 0.51%
7.500%, 11/15/2016	50,000	60,758
U.S. Treasury Inflation Index Bonds — 0.23%
2.375%, 01/15/2025	26,779	26,660
U.S. Treasury Inflation Index Notes — 1.45%
3.375%, 01/15/2012	56,855	59,357
3.000%, 07/15/2012	56,148	57,782
1.875%, 07/15/2013	54,966	53,102
		170,241
U.S. Treasury Notes — 5.22%
3.125%, 05/15/2007	50,000	49,648
2.750%, 08/15/2007	50,000	49,305
4.000%, 09/30/2007	75,000	74,420
2.625%, 05/15/2008	50,000	48,508
4.125%, 08/15/2008	100,000	98,914
3.875%, 07/15/2010	50,000	48,676
4.250%, 11/15/2013	50,000	48,680
4.500%, 02/15/2016	200,000	196,812
		614,963
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $889,799)		872,622

	Shares
SHORT-TERM INVESTMENTS — 6.29%
Money Market Funds — 6.29%
Federated Prime Obligations Fund	136,620	136,620
Janus Money Market Fund	603,983	603,983
TOTAL SHORT-TERM INVESTMENTS
(Cost $740,603)		740,603
TOTAL INVESTMENTS — 99.80%
(Cost $10,418,801)		11,756,277
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.20%		24,061
TOTAL NET ASSETS — 100.00%		$11,780,338

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a) Non-income producing.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Foreign security.
(d) The obligations of certain U.S.Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e) Variable rate security. The rate shown is in effect on December 31, 2006.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Short-Term Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 14.09%
Bank One Issuance Trust
5.350%, 10/15/2009 (a)	$500,000	$500,000
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	150,000	149,521
Capital One Multi-Asset Execution Trust
4.400%, 08/15/2011	500,000	494,092
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,534
5.363%, 03/25/2030	100,000	99,580
4.931%, 05/25/2032 (a)	125,796	124,664
Daimler Chrysler Auto Trust
4.980%, 11/08/2011	500,000	498,764
New Century Home Equity Loan Trust
3.560%, 11/25/2033	6,998	6,968
Residential Asset Securities Corporation
3.250%, 12/25/2028	1,841	1,834
4.767%, 10/25/2032	100,000	98,812
TOTAL ASSET BACKED SECURITIES
(Cost $2,124,273)		2,123,769
CORPORATE BONDS — 13.29%
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	104,344
General Electric Capital Corporation
3.500%, 08/15/2007	300,000	296,963
General Motors Acceptance Corporation
5.625%, 05/15/2009	100,000	99,210
Harley Davidson Funding Corp.
3.625%, 12/15/2008
(Acquired 10/17/06, Cost $242,481) (b)	250,000	242,224
Keycorp Notes
4.700%, 05/21/2009	300,000	295,205
Marshall & Ilsley Bank
2.900%, 08/18/2009	163,636	158,537
Merrill Lynch & Co., Inc.
2.860%, 03/12/2007 (a)	200,000	199,068
Nationwide Life Global Fund
2.750%, 05/15/2007
(Acquired 02/20/2004, Cost $299,403) (b)	300,000	297,168
Rowan Companies, Inc.
5.880%, 03/15/2012	136,000	137,912
U.S. Central Credit Union
2.700%, 09/30/2009	109,091	104,747
U.S. Trade Funding Corp.
4.260%, 11/15/2014
(Acquired 12/14/2004, Cost $69,740) (b)	70,068	68,211
TOTAL CORPORATE BONDS
(Cost $2,028,880)		2,003,589
MORTGAGE BACKED SECURITIES — 32.63%
Bank of America Mortgage Securities
5.250%, 10/25/2020	104,780	103,947
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	150,000	149,407
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	86,575	85,386
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	181,639	181,571
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	63,266	62,922
Deutsche Mortgage Securities, Inc.
5.047%, 06/26/2035 (Acquired 09/22/2005,
Cost $143,306) (a) (b)	143,373	142,263
Federal Home Loan Bank
4.840%, 01/25/2012	78,563	77,165
4.720%, 09/20/2012	129,470	125,706
Federal Home Loan Mortgage Corp.
4.500%, 05/01/2013	234,670	230,236
6.500%, 03/01/2015	120,650	123,537
Federal National Mortgage Association
5.000%, 02/01/2014	102,650	101,766
6.000%, 06/25/2016	132,403	132,681
4.193%, 05/01/2034	78,499	75,657
5.290%, 11/25/2043	150,000	148,333
6.500%, 02/25/2044	77,469	79,277
6.500%, 05/25/2044	78,642	80,492
5.000%, 01/01/2011	98,173	97,973
6.000%, 05/01/2013	238,254	241,975
4.500%, 06/01/2013	177,375	173,786
5.000%, 06/01/2013	182,265	180,704
4.000%, 11/01/2013	180,727	174,691
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	147,663
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	59,643	60,298
3.400%, 04/10/2040	258,898	252,632
Government National Mortgage Association
4.104%, 03/16/2018	269,157	263,710
4.116%, 03/16/2019	135,938	132,966
4.130%, 02/16/2027	192,405	188,804
3.727%, 03/16/2027	98,160	95,046
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	109,914	107,486
Master Alternative Loan Trust
5.000%, 06/25/2015	73,605	72,615
Mortgage IT Trust
4.250%, 02/25/2035 (a)	75,603	74,132
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $73,982) (b)	70,514	71,754
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	78,593	79,221
Structured Asset Securities Corporation
5.540%, 11/25/2032 (a)	70,132	69,682
Washington Mutual
4.119%, 01/25/2033	88,139	87,128
3.177%, 09/25/2033	44,489	44,230
4.846%, 10/25/2035	206,157	203,364
Wells Fargo Mortgage Backed Securities Trust
5.500%, 2/25/2018	100,000	99,426
4.450%, 10/25/2033	104,020	99,656
TOTAL MORTGAGE BACKED SECURITIES
(Cost $5,012,980)		4,919,288
U.S. GOVERNMENT AGENCY ISSUES — 11.97% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (a)	200,000	198,774
4.250%, 11/27/2009 (a)	150,000	148,210
3.500%, 01/30/2014 (a)	200,000	199,713
4.000%, 02/27/2014 (a)	200,000	198,243
4.625%, 02/01/2008	500,000	496,975

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Short-Term Bond Fund (continued)

	Principal
	Amount	Value
Federal National Mortgage Association
3.875%, 02/01/2008	$500,000	$493,087
Overseas Private Investment Company
3.420%, 01/15/2015	75,305	70,327
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,805,402)		1,805,329
U.S. TREASURY OBLIGATIONS — 16.57%
U.S. Treasury Inflation Index Notes
0.875%, 04/15/2010	266,445	252,602
U.S. Treasury Notes
4.125%, 08/15/2008	600,000	593,485
3.375%, 02/28/2007	500,000	498,711
3.750%, 05/15/2008	150,000	147,703
4.875%, 04/30/2011	1,000,000	1,006,484
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,509,678)		2,498,985

	Shares
SHORT-TERM INVESTMENTS — 10.93%
Money Market Fund — 10.93%
Federated Prime Obligations Fund	659,924	659,924
Janus Money Market Fund	755,533	755,533
Phoenix Insight Money Market Fund	231,735	231,735
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,647,192)		1,647,192
TOTAL INVESTMENTS — 99.48%
(Cost $15,128,405)		14,998,152
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.52%		78,098
TOTAL NET ASSETS — 100.00%		$15,076,250

Percentages are stated as a percent of net assets.
(a) Variable rate security. The rate shown is in effect on December 31, 2006.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 4.22%
CIT Equipment Collateral
Series 2006-VT2, 5.050%, 04/20/2014	$200,000	$197,404
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	70,241
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,534
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	96,955
Residential Asset Securities Corporation
4.767%, 10/25/2032	150,000	148,218
TOTAL ASSET BACKED SECURITIES
(Cost $665,243)		662,352
CORPORATE BONDS — 11.64%
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $99,787) (a)	100,000	98,279
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	104,344
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	193,508
3.000%, 06/27/2018 (b)	250,000	226,164
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,891
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	196,028
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	158,397
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	78,670
Perforadora Centrale
5.240%, 12/15/2018 (d)	80,005	80,176
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	194,672
Vessel Management Services Inc.
4.960%, 11/15/2027	84,000	81,456
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	216,416
TOTAL CORPORATE BONDS
(Cost $1,885,059)		1,829,001
MORTGAGE BACKED SECURITIES — 37.74%
Bank of America Mortgage Securities
5.250%, 10/25/2020	132,076	131,025
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	73,589	72,578
Federal Home Loan Bank
4.840%, 01/25/2012	78,563	77,165
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	120,650	123,537
5.000%, 11/15/2018	200,000	194,543
5.750%, 12/15/2018	87,622	87,609
5.000%, 10/01/2020	133,345	131,014
5.000%, 10/15/2031	150,000	145,480
4.000%, 11/15/2018	500,000	450,520
Federal National Mortgage Association
3.500%, 09/01/2013	111,627	106,309
5.000%, 02/01/2014	153,975	152,649
5.500%, 09/01/2025	173,742	172,682
5.500%, 02/01/2033	136,167	134,807
5.500%, 12/01/2035	137,557	135,986
5.290%, 11/25/2043	150,000	148,333
6.500%, 02/25/2044	77,469	79,277
6.500%, 05/25/2044	78,642	80,492
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	147,663
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	172,599	168,422
Government National Mortgage Association
4.500%, 05/20/2014	178,216	173,642
4.104%, 03/16/2018	143,551	140,645
4.116%, 03/16/2019	135,938	132,966
4.031%, 01/16/2021	184,911	180,546
3.727%, 03/16/2027	98,160	95,046
6.000%, 02/15/2032	108,351	110,012
5.500%, 10/20/2015	193,351	193,864
6.000%, 12/15/2031	77,515	78,717
7.000%, 07/15/2032	77,570	80,154
5.000%, 07/15/2033	380,842	370,840
JP Morgan Commercial Mortgage
Finance Corp.
5.050%, 12/12/2034	300,000	296,520
Mortgage IT Trust
4.250%, 02/25/2035 (b)	75,603	74,132
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $42,079) (a)	39,698	40,470
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $73,982) (a)	70,514	71,754
Residential Asset Securitization Trust
4.750%, 02/25/2019	112,547	108,748
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	74,642	74,312
5.570%, 03/01/2026	98,400	99,943
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	49,906
Wachovia Bank Commercial Mortgage Trust
5.230%, 07/15/2041	75,000	75,131
4.445%, 11/15/2035	450,000	438,300
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	104,020	99,657
5.604%, 07/25/2036	204,221	203,535
TOTAL MORTGAGE BACKED SECURITIES
(Cost $6,025,984)		5,928,931
U.S. GOVERNMENT AGENCY ISSUES — 14.32% (c)
Federal Home Loan Bank
4.250%, 11/27/2009 (b)	150,000	148,210
4.000%, 07/23/2013 (b)	100,000	98,281
3.500%, 01/30/2014 (b)	100,000	99,857
4.000%, 07/02/2015 (b)	500,000	478,489
4.000%, 03/30/2016 (b)	50,000	48,464
4.250%, 06/19/2018 (b)	100,000	95,206
4.500%, 06/19/2018 (b)	100,000	95,407
4.000%, 06/26/2018 (b)	375,000	357,339
4.500%, 06/26/2018 (b)	150,000	143,381
4.000%, 07/09/2018 (b)	100,000	94,270
4.250%, 07/17/2018 (b)	220,000	208,456
4.500%, 07/23/2018 (b)	50,000	47,945

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2006

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	$250,000	$242,946
New Valley Generation IV
4.687%, 01/15/2022	94,141	92,151
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,247,007)		2,250,402
U.S. TREASURY OBLIGATIONS — 22.01%
U.S. Treasury Bonds
5.375%, 02/15/2031	350,000	374,910
7.500%, 11/15/2016	200,000	243,032
U.S. Treasury Inflation Index Bonds
2.375%, 01/15/2025	160,671	159,962
U.S. Treasury Inflation Index Notes
3.000%, 07/15/2012	449,180	462,252
1.875%, 07/15/2013	109,932	106,205
2.000%, 01/15/2014	163,908	159,221
U.S. Treasury Notes
4.250%, 11/30/2007	100,000	99,312
4.125%, 08/15/2008	100,000	98,914
4.375%, 11/15/2008	100,000	99,195
4.500%, 11/15/2010	100,000	99,289
4.250%, 11/15/2014	100,000	97,008
4.000%, 02/15/2015	100,000	95,262
4.250%, 08/15/2015	100,000	96,766
3.375%, 11/15/2008	1,000,000	974,375
4.250%, 11/15/2013	300,000	292,078
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,556,566)		3,457,781

	Shares
SHORT-TERM INVESTMENTS — 9.78%
Money Market Fund — 9.78%
Federated Prime Obligations Fund	752,408	752,408
Janus Money Market Fund	784,130	784,130
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,536,538)		1,536,538
TOTAL INVESTMENTS — 99.71%
(Cost $15,916,397)		15,665,005
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.29%		45,095
TOTAL NET ASSETS — 100.00%		$15,710,100

Percentages are stated as a percent of net assets.
(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) Variable rate security. The rate shown is in effect on December 31, 2006.
(c) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d) Foreign security.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2006

	COUNTRY VP	COUNTRY VP	COUNTRY VP	COUNTRY VP
	Growth	Balanced	Short-Term	Bond
	Fund	Fund	Bond Fund	Fund

Assets:
Investments in securities:
At cost	$11,256,813	$10,418,801	$15,128,405	$15,916,397
At value	$13,417,874	$11,756,277	$14,998,152	$15,665,005
Cash	—	64	—	—
Receivable for capital stock sold	96	—	253	120
Dividends receivable	13,578	7,854	—	—
Interest receivable	7,096	34,539	98,956	111,483
Prepaid expenses and other assets	2,312	2,143	2,781	2,893
Total assets	13,440,956	11,800,877	15,100,142	15,779,501
Liabilities:
Payable for capital stock redeemed	973	386	311	45,482
Payable to Advisor	3,830	2,747	2,028	2,055
Accrued expenses and other liabilities	18,008	17,406	21,553	21,864
Total liabilities	22,811	20,539	23,892	69,401
Net Assets	$13,418,145	$11,780,338	$15,076,250	$15,710,100
Net Assets Consist of:
Paid in capital	11,085,804	10,365,665	15,325,691	16,060,590
Undistributed net investment income	—	—	—	—
Accumulated net realized gain (loss) on investments	171,280	77,197	(119,188)	(99,098)
Net unrealized appreciation/depreciation on investment
securities	2,161,061	1,337,476	(130,253)	(251,392)
Total — representing net assets applicable to
outstanding capital stock	$13,418,145	$11,780,338	$15,076,250	$15,710,100

Net assets	$13,418,145	$11,780,338	$15,076,250	$15,710,100
Shares outstanding	1,096,766	1,033,830	1,533,102	1,607,240
Net asset value, redemption price and offering price per
share	$12.23	$11.39	$9.83	$9.77

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended December 31, 2006

	COUNTRY VP	COUNTRY VP	COUNTRY VP	COUNTRY VP
	Growth	Balanced	Short-Term	Bond
	Fund	Fund	Bond Fund	Fund

Investment Income:
Dividends*	$220,740	$131,254	$—	$—
Interest	84,340	223,439	652,558	697,150
Total investment income	305,080	354,693	652,558	697,150
Expenses:
Investment advisory fees (Note F)	97,631	86,835	75,362	96,357
Transfer agent fees	5,347	5,183	5,647	5,647
Professional fees	26,080	23,095	29,481	30,914
Printing	995	794	1,095	1,195
Custody fees	2,874	2,859	3,581	4,203
Administration fees	15,584	13,879	17,905	18,584
Accounting fees	16,037	21,909	25,236	24,855
Miscellaneous fees	730	730	905	905
Insurance	4,970	4,368	5,736	5,836
Trustees’ fees	730	630	830	830
Registration fees	930	830	1,020	1,120
Total expenses	171,908	161,112	166,798	190,446
Less: Expenses waived (Note F)	(54,751)	(56,909)	(61,291)	(82,219)
Net expenses	117,157	104,203	105,507	108,227
Net Investment Income	187,923	250,490	547,051	588,923
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	501,535	309,505	(11,100)	(41,238)
Net change in unrealized appreciation / depreciation
on investments	654,721	460,304	80,261	(41,739)
Net realized and unrealized gain (loss) on investments	1,156,256	769,809	69,161	(82,977)
Increase in Net Assets Resulting from Operations	$1,344,179	$1,020,299	$616,212	$505,946
* Net of foreign taxes withheld of	$—	$35	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Balanced Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income	$187,923	$139,020	$250,490	$203,144
Net realized gain on investments	501,535	233,907	309,505	120,804
Net change in unrealized appreciation/depreciation
on investments	654,721	271,071	460,304	86,033
Net increase in net assets resulting from operations	1,344,179	643,998	1,020,299	409,981
Dividends and Distributions to Shareholders (Note B):
Net investment income	(188,072)	(146,154)	(255,410)	(213,239)
Net realized gains on investments	(330,873)	(193,581)	(273,233)	(42,787)
Total distributions	(518,945)	(339,735)	(528,643)	(256,026)
Capital Stock Transactions — (Net) (Note C)	190,081	577,897	83,795	208,139
Total increase in net assets	1,015,315	882,160	575,451	362,094
Net Assets:
Beginning of period	12,402,830	11,520,670	11,204,887	10,842,793
End of period *	$13,418,145	$12,402,830	$11,780,338	$11,204,887
* Including undistributed net investment income of	$—	$—	$—	$—

	COUNTRY VP Short-Term Bond Fund		COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income	$547,051	$405,994	$588,923	$547,989
Net realized loss on investments	(11,100)	(4,734)	(41,238)	(15,082)
Net change in unrealized appreciation / depreciation
on investments	80,261	(135,060)	(41,739)	(268,363)
Net increase in net assets resulting from operations	616,212	266,200	505,946	264,544
Dividends and Distributions to Shareholders (Note B):
Net investment income	(574,898)	(447,061)	(603,286)	(572,068)
Net realized gains on investments	—	—	—	—
Total distributions	(574,898)	(447,061)	(603,286)	(572,068)
Capital Stock Transactions — (Net) (Note C)	91,989	178,233	342,002	520,659
Total increase (decrease) in net assets	133,303	(2,628)	244,662	213,135
Net Assets:
Beginning of period	14,942,947	14,945,575	15,465,438	15,252,303
End of period *	$15,076,250	$14,942,947	$15,710,100	$15,465,438
* Including undistributed net investment income of	$—	$740	$—	$231

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
	Year Ended	Year Ended	Year Ended	For the Period
	December 31, 2006	December 31, 2005	December 31, 2004	11/17/03(1) through 12/31/03
Net asset value, beginning of year	$11.47	$11.19	$10.61	$10.00
Income from investment operations
Net investment income	0.17	0.13	0.13	0.01
Net realized and unrealized gains	1.06	0.47	0.68	0.61
Total from investment operations	1.23	0.60	0.81	0.62
Less distributions
Dividends from net investment income	(0.17)	(0.14)	(0.13)	(0.01)
Distributions from capital gains	(0.30)	(0.18)	(0.10)	—
Total distributions	(0.47)	(0.32)	(0.23)	(0.01)
Net asset value, end of year	$12.23	$11.47	$11.19	$10.61
Total investment return(2)	10.83%	5.33%	7.60%	6.20%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,418	$12,403	$11,521	$10,608
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.32%	1.48%	1.41%	2.07%*
After expense waiver and reimbursement(3)	0.90%	0.90%	0.90%	0.90%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	1.02%	0.58%	0.67%	-0.33%*
After expense waiver and reimbursement(3)	1.44%	1.16%	1.18%	0.84%*
Portfolio turnover rate	26.70%	14.11%	13.18%	0.00%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
* **	Annualized. Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Balanced Fund
	Year Ended	Year Ended	Year Ended	For the Period
	December 31, 2006	December 31, 2005	December 31, 2004	11/17/03(1) through 12/31/03
Net asset value, beginning of year	$10.92	$10.77	$10.37	$10.00
Income from investment operations
Net investment income	0.25	0.20	0.20	0.02
Net realized and unrealized gains	0.73	0.20	0.50	0.37
Total from investment operations	0.98	0.40	0.70	0.39
Less distributions
Dividends from net investment income	(0.25)	(0.21)	(0.21)	(0.02)
Distributions from capital gains	(0.26)	(0.04)	(0.09)	—
Total distributions	(0.51)	(0.25)	(0.30)	(0.02)
Net asset value, end of year	$11.39	$10.92	$10.77	$10.37
Total investment return(2)	9.21%	3.78%	6.84%	3.88%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,780	$11,205	$10,843	$10,374
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.39%	1.54%	1.45%	2.16%*
After expense waiver and reimbursement(3)	0.90%	0.90%	0.90%	0.90%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	1.67%	1.22%	1.32%	0.23%*
After expense waiver and reimbursement(3)	2.16%	1.86%	1.87%	1.49%*
Portfolio turnover rate	20.73%	16.84%	23.85%	9.76%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Short-Term Bond Fund
	Year Ended	Year Ended	Year Ended	For the Period
	December 31, 2006	December 31, 2005	December 31, 2004	11/17/03(1) through 12/31/03
Net asset value, beginning of year	$9.81	$9.93	$10.02	$10.00
Income from investment operations
Net investment income	0.37	0.26	0.20	0.01
Net realized and unrealized gain (loss)	0.02	(0.09)	(0.07)	0.02
Total from investment operations	0.39	0.17	0.13	0.03
Less distributions
Dividends from net investment income	(0.37)	(0.29)	(0.22)	(0.01)
Distributions from capital gains	—	—	—	—
Total distributions	(0.37)	(0.29)	(0.22)	(0.01)
Net asset value, end of year	$9.83	$9.81	$9.93	$10.02
Total investment return(2)	4.10%	1.79%	1.35%	0.33%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,076	$14,943	$14,946	$15,030
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.11%	1.25%	1.13%	1.62%*
After expense waiver and reimbursement(3)	0.70%	0.70%	0.70%	0.70%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	3.22%	2.16%	1.59%	0.20%*
After expense waiver and reimbursement(3)	3.63%	2.71%	2.02%	1.12%*
Portfolio turnover rate	38.65%	36.25%	45.57%	0.15%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	For the Period
	December 31, 2006	December 31, 2005	December 31, 2004	11/17/03(1) through 12/31/03
Net asset value, beginning of year	$9.84	$10.03	$10.01	$10.00
Income from investment operations
Net investment income	0.38	0.35	0.29	0.02
Net realized and unrealized gains (loss)	(0.07)	(0.17)	0.05	0.01
Total from investment operations	0.31	0.18	0.34	0.03
Less distributions
Dividends from net investment income	(0.38)	(0.37)	(0.31)	(0.02)
Distributions from capital gains	—	—	(0.01)	—
Total distributions	(0.38)	(0.37)	(0.32)	(0.02)
Net asset value, end of year	$9.77	$9.84	$10.03	$10.01
Total investment return(2)	3.34%	1.82%	3.46%	0.35%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,710	$15,465	$15,252	$15,011
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.23%	1.50%	1.38%	1.90%*
After expense waiver and reimbursement(3)	0.70%	0.70%	0.70%	0.70%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	3.28%	2.76%	2.20%	0.86%*
After expense waiver and reimbursement(3)	3.81%	3.56%	2.88%	2.06%*
Portfolio turnover rate	11.46%	18.36%	35.22%	11.30%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006

Note (A) Organization and Significant Accounting Policies: The COUNTRY Mutual Funds Trust represent a series of six funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain four of the six Funds. The four VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”); COUNTRY VP Balanced Fund (“VP Balanced Fund”); COUNTRY VP Short-Term Bond Fund (“VP Short-Term Bond Fund”); and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively the “Country VP Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

(2) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

(5) Other: Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains: The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Balanced Fund, the VP Short-Term Bond Fund and the VP Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (continued)

Note (C) Capital Stock: At December 31, 2006, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP GROWTH FUND				VP BALANCED FUND
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2006		December 31, 2005		December 31, 2006		December 31, 2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,028	$381,858	57,994	$653,902	16,469	$183,639	19,199	$208,426
Shares issued through
reinvestment of dividends	3,654	44,305	2,070	23,854	1,589	17,873	385	4,176
Shares redeemed	(19,817)	(236,082)	(8,889)	(99,859)	(10,454)	(117,717)	(413)	(4,463)
Net increase in capital stock	15,865	$190,081	51,175	$577,897	7,604	$83,795	19,171	$208,139

	VP SHORT-TERM BOND FUND				VP BOND FUND
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2006		December 31, 2005		December 31, 2006		December 31, 2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,222	$178,655	19,009	$187,491	48,286	$471,929	57,531	$572,660
Shares issued through
reinvestment of dividends	1,405	13,766	489	4,816	3,487	33,887	1,827	18,103
Shares redeemed	(10,222)	(100,432)	(1,427)	(14,074)	(16,915)	(163,814)	(7,043)	(70,104)
Net increase in capital stock	9,405	$91,989	18,071	$178,233	34,858	$342,002	52,315	$520,659

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term securities, for the year ended December 31, 2006 were as follows:

	Purchases	Sales
VP Growth Fund	$3,131,817	$3,019,407
VP Balanced Fund	$1,897,582	$2,136,212
VP Short-Term Bond Fund	$3,957,223	$4,767,675
VP Bond Fund	$1,664,903	$1,040,496

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Balanced Fund	$294,789	$300,016
VP Short-Term Bond Fund	$1,009,414	$2,995
VP Bond Fund	$50,617	$1,474,498

Note (E) Income Tax Information:

At December 31, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

			VP Short-Term
	VP Growth Fund	VP Balanced Fund	Bond Fund	VP Bond Fund
Cost of investments	$11,256,813	$10,418,801	$15,128,405	$15,916,397
Gross unrealized appreciation	$2,492,506	$1,572,837	$10,448	$35,870
Gross unrealized depreciation	(331,445)	(235,361)	(140,701)	(287,262)
Net unrealized appreciation (depreciation)	$2,161,061	$1,337,476	$(130,253)	$(251,392)
Undistributed ordinary income	$44,084	$24,616	$—	$—
Undistributed long-term capital gains	127,196	52,581	—	—
Total distributable earnings	$171,280	$77,197	$—	$—
Other accumulated losses	$—	$—	$(119,188)	$(99,098)
Total accumulated earnings (losses)	$2,332,341	$1,414,673	$(249,441)	$(350,490)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes is primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale deferrals). For fiscal year 2006, there were no differences.

GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences had no effect on the total net assets of the Fund. On the Statement of Assets and Liabilities, the following reclassifications were made:

	Undistributed Net	Accumulated Net	Paid in
	Investment Income	Realized Gain/(Loss)	Capital
VP Growth Fund	$149	$(149)	$-
VP Balanced Fund	4,920	(4,920)	-
VP Short-Term Bond Fund	27,107	(26,508)	(599)
VP Bond Fund	14,132	(10,412)	(3,720)

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (continued)

These permanent differences relate to reclassifications from paydowns and losses from asset backed securities and other tax related reclassification entries.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	For the Year Ended	For the Year Ended
	December 31, 2006	December 31, 2005
VP Growth Fund
Ordinary income	$192,871	$139,020
Long-term capital gain	326,074	200,715
	$518,945	$339,735

	For the Year Ended	For the Year Ended
	December 31, 2006	December 31, 2005
VP Balanced Fund
Ordinary income	$262,664	$213,068
Long-term capital gain	265,979	42,958
	$528,643	$256,026

	For the Year Ended	For the Year Ended
	December 31, 2006	December 31, 2005
VP Short-Term Bond Fund
Ordinary income	$574,898	$447,061
Long-term capital gain	—	—
	$574,898	$447,061

	For the Year Ended	For the Year Ended
	December 31, 2006	December 31, 2005
VP Bond Fund
Ordinary income	$603,286	$572,068
Long-term capital gain	—	—
	$603,286	$572,068

Capital loss carryovers and post-October loss deferrals as of December 31, 2006 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$—	$—	$—
VP Balanced Fund	—	—	—
VP Short-Term Bond Fund	30,335	2012	2,049
	42,447	2013
	44,357	2014
VP Bond Fund	44,936	2013	29,476
	24,686	2014

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2007.

Note (F) Advisory and Other Related Party Transactions: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the “Advisor”) provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund 0.75%; VP Balanced Fund 0.75%; VP Short-Term Bond Fund 0.50%; and VP Bond Fund 0.50%. Effective July 1, 2006, the advisor fee for the VP Bond Fund was reduced from 0.75% to 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund, VP Balanced Fund, VP Short-Term Bond Fund and VP Bond Fund for the year ended December 31, 2006 were: $2,874, $2,859, $3,581, and $4,203, respectively.

The Advisor agreed to reduce its fees and reimburse the VP Growth Fund and the VP Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the VP Short-Term Bond Fund and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets. These agreements may be terminated at any time after October 31, 2008.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (continued)

Investment advisory fees for the year ended December 31, 2006, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$97,631	$51,877
VP Balance Fund	0.75%	$86,835	$54,050
VP Short-Term Bond Fund	0.50%	$75,362	$57,710
VP Bond Fund	0.50%	$96,357	$78,016

*   Excludes waiver of custody fees.

At December 31, 2006, 91.2% of the shares outstanding of the VP Growth Fund, 96.7% of the shares outstanding of the VP Balanced Fund, 97.8% of the shares outstanding of the VP Short-Term Bond Fund, and 93.3% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Total legal expenses amounted to $4,329, $3,863, $5,052, and $5,123, for the VP Growth Fund, VP Balanced Fund, VP Short-Term Bond Fund, and VP Bond Fund, respectively. Legal fees are included in professional fees in the Statement of Operations. Certain other officers of the Trust are also officers of the Advisor. Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G): Future Adoption of New Accounting Standards: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Funds will incorporate FIN 48 in their semi-annual report on June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Note (H) Future Closures: At a meeting of the Board of Trustees of the Trust held on June 29, 2006, the Board voted to close COUNTRY VP Balanced Fund and COUNTRY VP Short-Term Bond Fund (the “Funds”) to new investments by existing shareholders and will not accept investments from additional shareholders, effective July 31, 2006 (other than reinvestment of dividends and distributions), and adopted a plan to terminate and liquidate the Funds on or before August 31, 2007 (the “Liquidation Date”) dependent upon the appropriate related Securities and Exchange Commission approval of the Application for Substitution Relief of the COUNTRY Investors Variable Life Account and COUNTRY Investors Variable Annuity Account (the “Variable Accounts”).

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
COUNTRY Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of COUNTRY VP Growth Fund, COUNTRY VP Balanced Fund, COUNTRY VP Short-Term Bond Fund, and COUNTRY VP Bond Fund (four series constituting COUNTRY Mutual Funds Trust) (the “Funds”), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the three years in the period then ended and for the period from November 17, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of December 31, 2006, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of COUNTRY VP Growth Fund, COUNTRY VP Balanced Fund, COUNTRY VP Short-Term Bond Fund, and COUNTRY VP Bond Fund of COUNTRY Mutual Funds Trust at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from November 17, 2003 (commencement of operations) to December 31, 2003 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 14, 2007

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Trust Bank. The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the investment advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the advisor’s services, the Board received a memorandum from the advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreement. The information below summarizes the Board’s consideration in connection with its approval of the Agreement. In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the advisor under the Agreement. The advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board. Also reviewed and analyzed by the Board were the background, education and experience of the advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the advisor as the basis for investment advice as well as the methods investment personnel used to evaluation such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses. The information included a comparison of the Funds’ various expenses to Lipper Benchmark industry averages for each particular Fund’s peer group industry average. The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature and quality of the services provided by the advisor.

The Board further reviewed and analyzed the advisor’s current compliance program and reviewed summaries of the advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreement.

COUNTRY Mutual Funds — Additional Tax Information (unaudited)

The Country VP Growth Fund and Country VP Balanced Fund designate 93.2% and 45.7%, respectively, for the fiscal year ended December 31, 2006 of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

The Country VP Growth Fund and Country VP Balanced Fund designate 88.7% and 44.1%, respectively, of dividends declared during the fiscal year ended December 31, 2006 as dividends qualifying for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only:
The Country VP Growth Fund, Country VP Balanced Fund, Country VP Short-Term Bond Fund and Country VP Bond Fund designate 23.8%, 59.4%, 100% and 100%, respectively, of their ordinary income distributions for the year ended December 31, 2006 as interest-related dividends under Internal Revenue Code Section 871 (K)(1)(C).

The Country VP Growth Fund, Country VP Balanced Fund, Country VP Short-Term Bond Fund and Country VP Bond Fund designate 2.6%, 3.2%, 0.0% and 0.0%, respectively, of their ordinary income distributions for the year ended December 31, 2006 as short-term capital gain distributions under Internal Revenue Code Section 871 (K)(2)(C).

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	67	Trustee since	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)		October 2005
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	65	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1993 to date. Farmer.

David A. Downs*	58	Trustee since 2002	Director: Illinois Agricultural Association and Affiliated Companies, 1996 to date
(10/26/48)			(3) ; Director: COUNTRY Trust Bank, 2002 to date (4) . Farmer.

Nancy J. Erickson	49	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)

Robert D. Grace	59	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	73	Trustee since 2003	Retired. Board Member, Town or Normal Police Pension Board, 2001 to date.
(1/30/34)

Kurt Bock	53	Treasurer since	Treasurer: Illinois Agricultural Association and Affiliated Companies(3) , July 1,
(4/14/53)		July 2005	2005 to date; Assistant Treasurer, Illinois Agricultural Association, June 1 to June 30, 2005; Chief Executive Officer, IAA Credit Union 2003 to 2005; 2000 to 2003 Commander, United States Air Force.

Peter J. Borowski	56	Controller since	Vice President and Controller, COUNTRY Trust Bank 2005 to Present and
(5/10/50)		July 2005	COUNTRY Insurance and Financial Services 2003 to Present.

Barbara L. Mosson	54	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer,
(4/30/52)		Officer, Anti-Money	Busey Bank, 1996 to 2000 including predecessor company.
		Laundering Compliance
		Officer since 2004

Bruce D. Finks	54	Vice President since 1996	Vice President - Investments: COUNTRY Trust Bank, 1995 to date (4) .
(1/31/53)

Robert J. McDade	38	Vice President since 2003	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4) , 2003
(10/16/68)			to date; Assistant General Counsel: Illinois Agricultural Association and Affiliated Companies (3) , 1995 to 2003.

John D. Blackburn	58	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (5) , 2001 to
(4/2/48)			date.

Robert W. Rush, Jr.	61	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	55	Vice President	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)		since 2004	Companies(3) , 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Philip T. Nelson*	49	Trustee and President	Vice President: COUNTRY Mutual Funds Trust, 2000 - December 10, 2003;
(6/12/57)		since December 10, 2003	Director and Vice President: Illinois Agricultural Association and Affiliated
			Companies, 1999 to date (3) ; Vice President: COUNTRY Trust Bank, 1999 to date (4) . Farmer.

Paul M. Harmon	64	Secretary since 1995 and	General Counsel: Illinois Agricultural Association and Affiliated Companies, 1996
(7/17/42)		General Counsel since 1996	to date (3) ; Secretary: Illinois Agricultural Association and Affiliated Companies, 1998 to date (3) ; General Counsel & Secretary: COUNTRY Trust Bank, 1996 to date (4) .

(1)
All trustees represent all six portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following six portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, COUNTRY VP Bond Fund, COUNTRY VP Balanced Fund, and COUNTRY VP Short-Term Bond Fund.

(2)	The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

  *  Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2006 will be available after August 31, 2006 on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

Beginning with the Funds’ fiscal quarter ended September 30, 2004, the Funds filed their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

investment and retirement solutions

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

Board of Trustees
Philip T. Nelson
William G. Beeler
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Robert W. Weldon

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer

Investment Advisor
COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois 61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/07)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2006	FYE 12/31/2005
Audit Fees	$75,300	$71,700
Audit-Related Fees
Tax Fees	$16,800	$16,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2006	FYE 12/31/2005
Registrant
Registrant’s Investment Adviser	$41,700	$29,700

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)   /s/ PhilipT. Nelson
                                             Philip T. Nelson, President

Date   2/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Philip T. Nelson
                                              Philip T. Nelson, President

Date    2/20/2007

By (Signature and Title)    /s/ Kurt F. Bock
                                              Kurt F. Bock, Treasurer

Date   2/20/2007